Share Based Compensation - Summary of Share Option Activity (Detail) - ₨ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Exercised	(117,216)	(127,554)
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding at beginning of period	1,493,237
Number of shares, Granted	25,760
Number of shares, Exercised	(117,216)
Number of shares, Forfeited	(531,716)
Number of shares, Outstanding at end of period	870,065	1,493,237
Number of shares, Vested and exercisable	601,636
Weighted average exercise price, Outstanding at beginning of period	₨ 726
Weighted average exercise price, Granted	918
Weighted average exercise price, Exercised	129
Weighted average exercise price, Forfeited	832
Weighted average exercise price, Outstanding at end of period	756	₨ 726
Weighted average exercise price, Vested and exercisable	₨ 727